INTANGIBLE - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2019 R$ / $ $ / T
Assumptions used in valuation of cash-generating units
Nominal tax rate for cash generating units	3.60%
Discount rate, based on WACC (as a percent)	9.10%
Not later than one year
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	3.94
Discount rate (pos-tax)	9.10%
Discount rate (pre-tax)	12.50%
Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	3.92
Discount rate (pos-tax)	9.10%
Discount rate (pre-tax)	12.50%
Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	3.96
Discount rate (pos-tax)	9.10%
Discount rate (pre-tax)	12.50%
Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.02
Discount rate (pos-tax)	9.10%
Discount rate (pre-tax)	12.50%
Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Average exchange rate | R$ / $	4.08
Discount rate (pos-tax)	9.10%
Discount rate (pre-tax)	12.50%
Asia | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	502.30
Asia | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	670.00
Asia | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	767.00
Asia | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	577.00
Asia | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	588.60
Europe | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	506.70
Europe | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	603.00
Europe | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	691.80
Europe | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	553.90
Europe | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	565.00
North America | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	559.40
North America | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	638.90
North America | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	733.00
North America | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	586.80
North America | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	598.60
Latin America | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	545.50
Latin America | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	660.40
Latin America | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	757.60
Latin America | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	606.60
Latin America | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	618.70
Domestic | Not later than one year
Assumptions used in valuation of cash-generating units
Net average pulp price	439.50
Domestic | Later than one year and not later than two years
Assumptions used in valuation of cash-generating units
Net average pulp price	631.00
Domestic | Later than two years and not later than three years
Assumptions used in valuation of cash-generating units
Net average pulp price	723.90
Domestic | Later than three years and not later than four years
Assumptions used in valuation of cash-generating units
Net average pulp price	579.60
Domestic | Later than four years and not later than five years
Assumptions used in valuation of cash-generating units
Net average pulp price	600.10